Other Income, Net (Details) - Schedule of Other Income, Net - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income (Expense), Net [Abstract]
Change in fair value of redeemable convertible preferred stock warrant liability		$ 1,305	$ 209	$ 8,513
Change in fair value of Carlyle warrants		6,429		14,373
Change in fair value of FACT public, private placement and working capital warrants		(489)		6,424
Change in fair value of forward purchase agreement liabilities	[1]	(5,578)
Loss on discontinued Solaria business and other, net		(148)	108	(2,966)	118
Total other income (expense), net		$ 1,519	$ 317	$ (29,862)	$ (1,858)

[1]	Includes $4.7 million and zero of other expense for the thirteen-weeks ended March 31, 2024 and April 2, 2023, respectively, for forward purchase agreements entered into with related parties.